TIFF Investment Program (“TIP”)

Supplement dated January 26, 2015

to the TIP Prospectus dated April 30, 2014, as supplemented August 4, 2014, October 6, 2014, and December 16, 2014

This supplement provides new and additional information to the TIP prospectus dated April 30, 2014, as supplemented August 4, 2014, October 6, 2014, and December 16, 2014. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following replaces the information under the heading “Portfolio Management” in the Multi-Asset Fund Summary section on page 6 of the prospectus:

Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Laurence Lebowitz Trevor Graham	Chief Investment Officer Managing Director	2010 2013

The following replaces the information under the heading “Portfolio Management” in the Short-Term Fund Summary section on page 10 of the prospectus:

Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Laurence Lebowitz Trevor Graham Jessica Taranto	Chief Investment Officer Managing Director Portfolio Manager	2010 2013 2014

The following information replaces similar disclosure in the Multi-Asset Fund section under the heading “Money Manager Fee Arrangements and Portfolio Managers” on page 27 of the prospectus:

TIFF Advisory Services, Inc. (170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087) is compensated based on Multi-Asset Fund’s average daily net assets. The manager receives 0.25% per year on the first $1 billion; 0.23% on the next $1 billion; 0.20% on the next $1 billion; and 0.18% on amounts above $3 billion. Laurence Lebowitz (Chief Investment Officer, TIP, and President and Chief Investment Officer, TAS) joined TAS in 2010. Prior to joining TAS, Mr. Lebowitz spent 17 years at HBK Capital Management in a series of portfolio management roles and ultimately as chairman of the firm. Trevor Graham (Managing Director) joined TAS in 2012 and, prior to that, he was a managing director in the Office of Investments at New York-Presbyterian Hospital from 2008 to 2012. Previous to that, he was an investment officer at the Museum of Modern Art in New York. Mr. Lebowitz and Mr. Graham consult regularly with Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer, and Stephen Vicinelli, a Managing Director of TAS.

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The following information replaces similar disclosure in the Short-Term Fund section under the heading “Money Manager Fee Arrangements and Portfolio Managers” on page 27 of the prospectus:

TIFF Advisory Services, Inc. (170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087) is compensated based on Short-Term Fund’s average daily net assets. The manager receives 0.03% per year on the first $1 billion; 0.02% on the next $1 billion; and 0.01% per year on amounts above $2 billion. Laurence Lebowitz (Chief Investment Officer, TIP, and President and Chief Investment Officer, TAS) joined TAS in 2010. Prior to joining TAS, Mr. Lebowitz spent 17 years at HBK Capital Management in a series of portfolio management roles and ultimately as chairman of the firm. Trevor Graham (Managing Director) joined TAS in 2012 and, prior to that, he was a managing director in the Office of Investments at New York-Presbyterian Hospital from 2008 to 2012. Previous to that, he was an investment officer at the Museum of Modern Art in New York. Jessica Taranto (Portfolio Manager) joined TAS in 2012. Previously, Ms. Taranto worked as a trade compliance analyst at Arrowstreet Capital from 2011 to 2012 and, prior to that, she worked as a portfolio accounting supervisor at J.P. Morgan Hedge Fund Services from 2008 to 2011. Mr. Lebowitz, Mr. Graham, and Ms. Taranto consult regularly with Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

Please keep this supplement for future reference.

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TIFF Investment Program (“TIP”)

Supplement dated January 26, 2015

to the Statement of Additional Information dated April 30, 2014, as Revised August 1, 2014, and Supplemented November 10, 2014 and December 16, 2014

This supplement provides new and additional information to the TIP statement of additional information dated April 30, 2014, as revised August 1, 2014, and supplemented November 10, 2014 and December 16, 2014. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following sentence replaces similar disclosure in the first paragraph under the heading “Organization of TIP” on page 1 of the statement of additional information:

The beneficial interest in TIP is divided into an unlimited number of shares, each with a par value of $0.001.

The following sentence replaces similar disclosure in the second paragraph under the heading “Organization of TIP” on page 1 of the statement of additional information:

TIP’s Agreement and Declaration of Trust permit new series of shares evidencing new funds with divergent investment objectives, policies, and restrictions.

The following information replaces similar disclosures on pages 77-79 of the statement of additional information:

Appendix C — Portfolio Managers

Other Accounts Managed (as of 12/31/2013)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Laurence Lebowitz	1	$165	29	$5,310	10	$1,414
Trevor Graham	1	$165	3	$3,341	0	$0
SHORT-TERM FUND
TAS
Laurence Lebowitz	1	$6,702	29	$5,310	10	$1,414
Trevor Graham	1	$6,702	3	$3,341	0	$0
Jessica Taranto	0	$0	0	$0	0	$0

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Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2013)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Laurence Lebowitz	0	$0	25	$4,177	0	$0
Trevor Graham	0	$0	2	$2,242	0	$0
SHORT-TERM FUND
TAS
Laurence Lebowitz	0	$0	25	$4,177	0	$0
Trevor Graham	0	$0	2	$2,242	0	$0
Jessica Taranto	0	$0	0	$0	0	$0

Portfolio Manager Compensation (as of 12/31/2013)

MULTI-ASSET FUND
TAS
Portfolio Managers: Laurence Lebowitz Trevor Graham
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus – Bonuses are awarded on a discretionary basis taking into consideration three primary components — individual performance, group performance, and firm performance. A fraction — which increases as a function of total compensation — of the investment staff’s annual performance-related bonus is deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of TIFF’s two core endowment strategies, including MAF. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

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SHORT-TERM FUND
TAS
Portfolio Managers: Laurence Lebowitz Trevor Graham Jessica Taranto
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus – Bonuses are awarded on a discretionary basis taking into consideration three primary components — individual performance, group performance, and firm performance. A fraction — which increases as a function of total compensation — of the investment staff’s annual performance-related bonus is deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of TIFF’s two core endowment strategies, including MAF. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

Ownership of Fund Securities (as of 12/31/2013)

Portfolio Manager	Dollar Range of Equity Securities in Fund Beneficially Owned by the Portfolio Manager
Laurence Lebowitz	Multi-Asset Fund – None Short-Term Fund – None
Trevor Graham	Multi-Asset Fund – None Short-Term Fund – None
Jessica Taranto	Multi-Asset Fund – None Short-Term Fund – None

Please keep this supplement for future reference.

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